Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2024 and June 30, 2025 are summarized as below.

Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at December 31, 2024
	RMB	RMB	RMB	RMB
Cryptocurrencies	776,702,624	—	—	776,702,624

Fair Value Measurements as of June 30, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair value at April 30, 2025
	RMB	RMB	RMB	RMB
Cryptocurrencies	242,889,085	—	—	242,889,085
Convertible notes denominated in bitcoin	—	470,948,166	—	470,948,166

Schedule of Estimated Useful Lives of Property, Plant and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Machinery and electronic equipment	3 to 10 years
Office furniture	5 years
Transportation equipment	4 years
Buildings and facilities attached to buildings	20 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:
	For the six months ended June 30,
	2024	2025
	(Unaudited) RMB	(Unaudited) RMB
Product sales revenue	20,352,715	7,931,032
Service revenue	4,386,765	352,341
Net revenues	24,739,480	8,283,373

Schedule of Net Revenues By Geographical Location of Customers

For the six months ended June 30, 2024 and 2025, the Company’s net revenues by geographical location of customers are as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
	RMB	RMB
PRC	20,059,137	5,462,221
The United States	1,019,596	946,288
Singapore	3,409,737	—
Hong Kong	—	1,249,900
Others	251,010	624,964
Net revenues	24,739,480	8,283,373